N-4	Oct. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT VA BNY
Entity Central Index Key	0000929519
Entity Investment Company Type	N-4
Document Period End Date	Oct. 28, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Investment Objective	Underlying Fund Portfolio and (1) Adviser/Sub-adviser			Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/24)
		Current Expenses	Platform Charges		1 year	5 years	10 years
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Advised by: Putnam Investment Management, LLC, Subadvised by: Franklin Advisers, Inc.	1.07%	0.15%	1.22%	5.21%	6.81%	5.46%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Investment Objective	Underlying Fund Portfolio and (1) Adviser/Sub-adviser			Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/24)
		Current Expenses	Platform Charges		1 year	5 years	10 years
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Advised by: Putnam Investment Management, LLC, Subadvised by: Franklin Advisers, Inc.	1.07%	0.15%	1.22%	5.21%	6.81%	5.46%

Putnam VT International Value Fund – Class IB [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC,
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	5.46%